Net fees and commissions income_Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Fee and commission expense [Abstract]
Fees and commissions paid	₩ 246,824		₩ 189,789	₩ 174,669
Credit card commission	424,316		407,689	428,613
Brokerage commission	551		775	1,833
Others	8,286		8,445	5,675
Total	₩ 679,977	$ 626,072	₩ 606,698	₩ 610,790